UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02679
DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2024
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Opportunity Fund
Class A / RPEAX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$99	0.93%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 12.78%, versus a 23.95% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+36%), and
    Financials (+30%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +36%) and underweight
  (average weighting 10% vs 29%)
    Intel (-60%) and Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and significantly overweight (average weighting 26% vs 12%)
    Humana (-44%) - largest individual detractor
    CVS Health (-41%) and Cigna Group (-6%)
  Consumer Staples - underperformed the Index sector (-26% vs +15%)
    Darling Ingredients (-32%)
  Individual holdings
    MGM Resorts (-10%), AGCO (-20%), IAC (-18%), and Teck Resources (-3%)
    MGM Resorts - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +30%) and overweight (average weighting 21% vs 13%)
    Capital One Financial (+38%) and Wells Fargo (+53%) - two largest individual contributors
    Markel (+22%) and Berkshire Hathaway (+27%)
    Wells Fargo - no longer a Fund holding
  Industrials - outperformed the Index sector (+22% vs +17%)
    Schneider Electric (+26%), Owens Corning (+17%), and Johnson Controls (+40%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Meta Platforms (+66%), Viatris (+20%), and Amazon.com (+44%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	12.78%	10.76%	10.41%
Davis Opportunity Fund (Class A) — With sales charge*	7.42%	9.70%	9.88%
S&P 1500 Index	23.95%	14.12%	12.78%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$541.0
Total number of portfolio holdings as of 12/31/24	43
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (in millions)	$3.1
Top Sectors as of 12/31/24 Net Assets
Health Care	28.04%
Financials	19.69%
Industrials	15.27%
Information Technology	9.51%
Consumer Discretionary	9.06%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Opportunity Fund
Class C / DGOCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$185	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 11.85%, versus a 23.95% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+36%), and
    Financials (+30%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +36%) and underweight
  (average weighting 10% vs 29%)
    Intel (-60%) and Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and significantly overweight (average weighting 26% vs 12%)
    Humana (-44%) - largest individual detractor
    CVS Health (-41%) and Cigna Group (-6%)
  Consumer Staples - underperformed the Index sector (-26% vs +15%)
    Darling Ingredients (-32%)
  Individual holdings
    MGM Resorts (-10%), AGCO (-20%), IAC (-18%), and Teck Resources (-3%)
    MGM Resorts - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +30%) and overweight (average weighting 21% vs 13%)
    Capital One Financial (+38%) and Wells Fargo (+53%) - two largest individual contributors
    Markel (+22%) and Berkshire Hathaway (+27%)
    Wells Fargo - no longer a Fund holding
  Industrials - outperformed the Index sector (+22% vs +17%)
    Schneider Electric (+26%), Owens Corning (+17%), and Johnson Controls (+40%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Meta Platforms (+66%), Viatris (+20%), and Amazon.com (+44%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	11.85%	9.85%	9.71%
Davis Opportunity Fund (Class C) — With CDSC*,**	10.95%	9.85%	9.71%
S&P 1500 Index	23.95%	14.12%	12.78%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$541.0
Total number of portfolio holdings as of 12/31/24	43
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (in millions)	$3.1
Top Sectors as of 12/31/24 Net Assets
Health Care	28.04%
Financials	19.69%
Industrials	15.27%
Information Technology	9.51%
Consumer Discretionary	9.06%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Opportunity Fund
Class Y / DGOYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$72	0.68%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 13.06%, versus a 23.95% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+36%), and
    Financials (+30%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +36%) and underweight
  (average weighting 10% vs 29%)
    Intel (-60%) and Samsung Electronics (-39%)
  Health Care - underperformed the Index sector (-2% vs +3%) and significantly overweight (average weighting 26% vs 12%)
    Humana (-44%) - largest individual detractor
    CVS Health (-41%) and Cigna Group (-6%)
  Consumer Staples - underperformed the Index sector (-26% vs +15%)
    Darling Ingredients (-32%)
  Individual holdings
    MGM Resorts (-10%), AGCO (-20%), IAC (-18%), and Teck Resources (-3%)
    MGM Resorts - new purchase during the period
Contributors to Performance
  Financials - outperformed the Index sector (+32% vs +30%) and overweight (average weighting 21% vs 13%)
    Capital One Financial (+38%) and Wells Fargo (+53%) - two largest individual contributors
    Markel (+22%) and Berkshire Hathaway (+27%)
    Wells Fargo - no longer a Fund holding
  Industrials - outperformed the Index sector (+22% vs +17%)
    Schneider Electric (+26%), Owens Corning (+17%), and Johnson Controls (+40%)
  Underweight in Real Estate - (average weighting of less than 1% vs 3%)
  Individual holdings
    Meta Platforms (+66%), Viatris (+20%), and Amazon.com (+44%)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the S&P 1500 Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	13.06%	11.03%	10.67%
S&P 1500 Index	23.95%	14.12%	12.78%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$541.0
Total number of portfolio holdings as of 12/31/24	43
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (in millions)	$3.1
Top Sectors as of 12/31/24 Net Assets
Health Care	28.04%
Financials	19.69%
Industrials	15.27%
Information Technology	9.51%
Consumer Discretionary	9.06%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Bond Fund
Class A / RFBAX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$102	1.00%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 4.28%, versus a 4.04% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.71 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 270 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 60%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 33%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Impact from Fund expenses - Bloomberg Index does not charge expenses
  Relative performance hindered by 6% average position in repurchase agreements (cash)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.28%	0.55%	0.67%
Davis Government Bond Fund (Class A) — With sales charge*	(0.67)%	(0.42)%	0.18%
Bloomberg U.S. Government 1-3 Year Bond Index	4.04%	1.37%	1.39%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$17.0
Total number of portfolio holdings as of 12/31/24	48
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
12/31/24 Net Assets
Collateralized Mortgage Obligations	58.69%
Fannie Mae Pools	15.40%
SBA Pools	7.29%
Freddie Mac Pools	7.19%
Ginnie Mae Pools	3.15%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Bond Fund
Class C / DGVCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$178	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 3.50%, versus a 4.04% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.71 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 270 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Detractors from Performance
  Impact from Fund expenses - Bloomberg Index does not charge expenses
  Relative performance hindered by 6% average position in repurchase agreements (cash)
Contributors to Performance
  Large position (average weighting of 60%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 33%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in  Treasuries or Agencies

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	3.50%	(0.20)%	0.06%
Davis Government Bond Fund (Class C) — With CDSC*,**	2.50%	(0.20)%	0.06%
Bloomberg U.S. Government 1-3 Year Bond Index	4.04%	1.37%	1.39%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$17.0
Total number of portfolio holdings as of 12/31/24	48
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
12/31/24 Net Assets
Collateralized Mortgage Obligations	58.69%
Fannie Mae Pools	15.40%
SBA Pools	7.29%
Freddie Mac Pools	7.19%
Ginnie Mae Pools	3.15%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Bond Fund
Class Y / DGVYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$77	0.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 4.54%, versus a 4.04% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.71 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 270 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS outperformed Treasuries and Agencies during the period
Contributors to Performance
  Outperformance primarily due to large position (average weighting of 60%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 33%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders
  No exposure in Treasuries or Agencies
Detractors from Performance
  Impact from Fund expenses - Bloomberg Index does not charge expenses
  Relative performance hindered by 6% average position in repurchase agreements (cash)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the Bloomberg U.S. Government 1-3 Year Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	4.54%	0.81%	0.93%
Bloomberg U.S. Government 1-3 Year Bond Index	4.04%	1.37%	1.39%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$17.0
Total number of portfolio holdings as of 12/31/24	48
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
12/31/24 Net Assets
Collateralized Mortgage Obligations	58.69%
Fannie Mae Pools	15.40%
SBA Pools	7.29%
Freddie Mac Pools	7.19%
Ginnie Mae Pools	3.15%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Money Market Fund
Class A / RPGXX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$70	0.68%
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$120.0
Total number of portfolio holdings as of 12/31/24	22
Total advisory fees paid for the period (in thousands)	$303.0
7 day yield	3.88%
Portfolio Composition as of
12/31/24 Net Assets
Repurchase Agreements	59.07%
Federal Farm Credit Bank	13.08%
Federal Home Loan Bank	12.42%
U.S. Government	4.17%
Freddie Mac	3.11%
Fannie Mae	2.92%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Money Market Fund
Class C / RPGXX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$70	0.68%
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$120.0
Total number of portfolio holdings as of 12/31/24	22
Total advisory fees paid for the period (in thousands)	$303.0
7 day yield	3.88%
Portfolio Composition as of
12/31/24 Net Assets
Repurchase Agreements	59.07%
Federal Farm Credit Bank	13.08%
Federal Home Loan Bank	12.42%
U.S. Government	4.17%
Freddie Mac	3.11%
Fannie Mae	2.92%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Government Money Market Fund
Class Y / RPGXX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$70	0.68%
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$120.0
Total number of portfolio holdings as of 12/31/24	22
Total advisory fees paid for the period (in thousands)	$303.0
7 day yield	3.88%
Portfolio Composition as of
12/31/24 Net Assets
Repurchase Agreements	59.07%
Federal Farm Credit Bank	13.08%
Federal Home Loan Bank	12.42%
U.S. Government	4.17%
Freddie Mac	3.11%
Fannie Mae	2.92%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Financial Fund
Class A / RPFGX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$108	0.94%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 29.55%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Insurance - underperformed the Index industry (+23% vs +27%)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%), and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+36% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	29.55%	11.01%	10.12%
Davis Financial Fund (Class A) — With sales charge*	23.40%	9.95%	9.59%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.0
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in millions)	$5.0
Top Industries as of 12/31/24 Net Assets
Banks	45.73%
Insurance	16.14%
Consumer Finance	15.34%
Capital Markets	11.76%
Financial Services	6.81%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Financial Fund
Class C / DFFCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$199	1.74%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 28.52%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Insurance - underperformed the Index industry (+23% vs +27%)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%), and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+36% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	28.52%	10.14%	9.42%
Davis Financial Fund (Class C) — With CDSC*,**	27.52%	10.14%	9.42%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.0
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in millions)	$5.0
Top Industries as of 12/31/24 Net Assets
Banks	45.73%
Insurance	16.14%
Consumer Finance	15.34%
Capital Markets	11.76%
Financial Services	6.81%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Financial Fund
Class Y / DVFYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$82	0.71%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 29.83%, versus a 30.56% return for the Index. The Fund outperformed the 25.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+55%) and Banks (+38%)
    Weakest performing industries - Financial Services (+26%), Capital Markets (+27%), and Insurance (+27%)
Detractors from Performance
  Financial Services - underperformed the Index industry (+9% vs +26%)
    Rocket Companies (-22%) - largest individual detractor
  Banks - underperformed the Index industry (+33% vs +38%)
    DNB Bank (+2%)
  Consumer Finance - underperformed the Index industry (+45% vs +55%)
  Insurance - underperformed the Index industry (+23% vs +27%)
Contributors to Performance
  Overweight in Consumer Finance (average weighting 15% vs 4%)
    Capital One Financial (+38%) - largest individual contributor
    American Express (+60%)
  Significantly overweight in Banks - (average weighting 46% vs 25%)
    Wells Fargo (+46%), JPMorgan Chase (+44%), DBS Group Holdings (+47%), Fifth Third Bancorp (+27%), and PNC Financial Services (+29%)
  Capital Markets - outperformed the Index industry (+36% vs +27%) and underweight (average weighting 12% vs 22%)
    Bank of New York Mellon (+52%)
  Individual holdings
    Berkshire Hathaway (+25%) and Chubb (+24%)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	29.83%	11.26%	10.36%
S&P 500 Index	25.02%	14.51%	13.09%
S&P 500 Financials Index	30.56%	11.69%	11.42%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in billions)	$1.0
Total number of portfolio holdings as of 12/31/24	27
Portfolio turnover rate for the period	2%
Total advisory fees paid for the period (in millions)	$5.0
Top Industries as of 12/31/24 Net Assets
Banks	45.73%
Insurance	16.14%
Consumer Finance	15.34%
Capital Markets	11.76%
Financial Services	6.81%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Balanced Fund
Class A / RPFCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$106	0.98%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 15.86%, versus a 25.02% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 16% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology (Equities only) - significantly underperformed the Index sector (-10% vs +37%) and underweight (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 20% vs 12%)
    Humana (-32%), CVS Health (-17%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Underweight in Communication Services (Equities only) - (average weighting 5% vs 9%)
  Individual equity holdings
    AIA Group (-14%) and AGCO (-20%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+33% vs +31%) and significantly overweight
  (average weighting 46% vs 13%)
    Capital One Financial (+38%) - largest individual contributor
    Berkshire Hathaway (+27%), Wells Fargo (+46%), Bank of New York Mellon (+52%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
  Communication Services (Equities only) - outperformed the Index sector (+50% vs +40%)
    Meta Platforms (+66%) and Alphabet (+36%)
  No equity exposure in Materials, Consumer Staples, or Real Estate
  Individual equity holdings
    Amazon.com (+44%) and Viatris (+20%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	15.86%	9.61%	7.16%
Davis Balanced Fund (Class A) — With sales charge*	10.36%	8.56%	6.64%
S&P 500 Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$251.7
Total number of portfolio holdings as of 12/31/24	57
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$1.4
Asset Allocation as of 12/31/24 Net Assets
Common Stock	76.63%
Mortgages	11.90%
Short-Term Investments	6.97%
Corporate Bonds	2.95%
Municipal Bonds	0.44%
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Balanced Fund
Class C / DCSCX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$188	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 15.00%, versus a 25.02% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 16% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology (Equities only) - significantly underperformed the Index sector (-10% vs +37%) and underweight (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 20% vs 12%)
    Humana (-32%), CVS Health (-17%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Underweight in Communication Services (Equities only) - (average weighting 5% vs 9%)
  Individual equity holdings
    AIA Group (-14%) and AGCO (-20%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+33% vs +31%) and significantly overweight
  (average weighting 46% vs 13%)
    Capital One Financial (+38%) - largest individual contributor
    Berkshire Hathaway (+27%), Wells Fargo (+46%), Bank of New York Mellon (+52%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
  Communication Services (Equities only) - outperformed the Index sector (+50% vs +40%)
    Meta Platforms (+66%) and Alphabet (+36%)
  No equity exposure in Materials, Consumer Staples, or Real Estate
  Individual equity holdings
    Amazon.com (+44%) and Viatris (+20%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	15.00%	8.78%	6.49%
Davis Balanced Fund (Class C) — With CDSC*,**	14.00%	8.78%	6.49%
S&P 500 Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$251.7
Total number of portfolio holdings as of 12/31/24	57
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$1.4
Asset Allocation as of 12/31/24 Net Assets
Common Stock	76.63%
Mortgages	11.90%
Short-Term Investments	6.97%
Corporate Bonds	2.95%
Municipal Bonds	0.44%
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Balanced Fund
Class Y / DCSYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$72	0.67%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 16.23%, versus a 25.02% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 77% of net assets invested in stocks, 16% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Communication Services (+40%), Information Technology (+37%), and
    Financials (+31%)
    Weakest performing sectors - Materials (flat), Health Care (+3%), and Real Estate (+5%)
Detractors from Performance
  Information Technology (Equities only) - significantly underperformed the Index sector (-10% vs +37%) and underweight (average weighting 14% vs 31%)
    Intel (-60%) - largest individual detractor
  Overweight in Health Care (Equities only) - (average weighting 20% vs 12%)
    Humana (-32%), CVS Health (-17%), and Cigna Group (-6%)
    Humana and CVS Health - new purchases during the period
  Underweight in Communication Services (Equities only) - (average weighting 5% vs 9%)
  Individual equity holdings
    AIA Group (-14%) and AGCO (-20%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)
Contributors to Performance
  Financials (Equities only) - outperformed the Index sector (+33% vs +31%) and significantly overweight
  (average weighting 46% vs 13%)
    Capital One Financial (+38%) - largest individual contributor
    Berkshire Hathaway (+27%), Wells Fargo (+46%), Bank of New York Mellon (+52%), DBS Group Holdings (+47%), and JPMorgan Chase (+44%)
  Communication Services (Equities only) - outperformed the Index sector (+50% vs +40%)
    Meta Platforms (+66%) and Alphabet (+36%)
  No equity exposure in Materials, Consumer Staples, or Real Estate
  Individual equity holdings
    Amazon.com (+44%) and Viatris (+20%)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Bloomberg U.S. Aggregate Bond Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	16.23%	9.96%	7.48%
S&P 500 Index	25.02%	14.51%	13.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$251.7
Total number of portfolio holdings as of 12/31/24	57
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$1.4
Asset Allocation as of 12/31/24 Net Assets
Common Stock	76.63%
Mortgages	11.90%
Short-Term Investments	6.97%
Corporate Bonds	2.95%
Municipal Bonds	0.44%
How has the Fund changed?
In light of the Securities and Exchange Commission’s amendments to its rule related to fund names, the Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Real Estate Fund
Class A / RPFRX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$102	1.00%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 4.89%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Equinix (+19%), Ventas (+22%), and Brixmor Property Group (+25%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	4.89%	2.21%	4.90%
Davis Real Estate Fund (Class A) — With sales charge*	(0.09)%	1.23%	4.40%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$150.6
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$850.3
Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.62%
Residential REITs	17.90%
Office REITs	14.58%
Industrial REITs	13.42%
Retail REITs	12.85%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Real Estate Fund
Class C / DRECX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$179	1.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 4.09%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Equinix (+19%), Ventas (+22%), and Brixmor Property Group (+25%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	4.09%	1.40%	4.20%
Davis Real Estate Fund (Class C) — With CDSC*,**	3.09%	1.40%	4.20%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$150.6
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$850.3
Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.62%
Residential REITs	17.90%
Office REITs	14.58%
Industrial REITs	13.42%
Retail REITs	12.85%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Real Estate Fund
Class Y / DREYX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$76	0.74%
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 5.17%, versus a 9.15% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+25%), Retail REITs (+22%), and
    Hotels, Restaurants & Leisure (+21%)
    Weakest performing industries - Industrial REITs (-17%), Real Estate Management & Development (-14%), and Diversified REITs (-6%)
Detractors from Performance
  Health Care REITs - underperformed the Index industry (+8% vs +25%) and underweight (average weighting 12% vs 14%)
    Alexandria Real Estate Equities (-19%) and Community Healthcare Trust (-21%)
    Alexandria Real Estate Equities - changed industry to Health Care REITs in June
  Office REITs - significantly underperformed the Index industry (+5% vs +21%)
    Hudson Pacific Properties (-67%) - largest individual detractor
    Great Portland Estates (-16%) and Derwent London (-15%)
  Specialized REITs - underperformed the Index industry (+6% vs +13%)
    American Tower (-12%) and Crown Castle (-16%)
  Individual Industrial REITs
    Prologis (-18%), Rexford Industrial Realty (-29%), and EastGroup Properties (-12%)
    EastGroup Properties - new purchase during the period
Contributors to Performance
  Overweight in Office REITs - (average weighting 16% vs 6%)
    Cousins Properties (+33%) - largest individual contributor
  Underweight in Industrial REITs - (average weighting 13% vs 16%)
  Residential REITs - outperformed the Index industry (+16% vs +12%)
    AvalonBay Communities (+21%), Essex Property Trust (+18%), and Camden Property Trust (+21%)
  Individual holdings
    Digital Realty Trust (+36%), Simon Property Group (+27%), Welltower (+43%), Equinix (+19%), Ventas (+22%), and Brixmor Property Group (+25%)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund, the S&P 500 Index, and the Wilshire U.S. Real Estate Securities Index over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	5.17%	2.44%	5.14%
S&P 500 Index	25.02%	14.51%	13.09%
Wilshire U.S. Real Estate Securities Index	9.15%	4.56%	5.87%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$150.6
Total number of portfolio holdings as of 12/31/24	37
Portfolio turnover rate for the period	16%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$850.3
Top Industries as of 12/31/24 Net Assets
Specialized REITs	24.62%
Residential REITs	17.90%
Office REITs	14.58%
Industrial REITs	13.42%
Retail REITs	12.85%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023 were $190,722 and $182,628, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2024 and December 31, 2023 were $59,350 and $57,240, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Funds for the fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Funds’ Audit Committee has adopted a policy whereby audit and non-audit services performed by the Funds’ independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2024 and December 31, 2023.  The Funds have not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund

(part of Davis Series, Inc.)
December 31, 2024
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

The Equity Specialists

DAVIS SERIES, INC.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments

December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (97.95%)
COMMUNICATION SERVICES – (6.01%)
Media & Entertainment – (6.01%)
Alphabet Inc., Class C	50,740	$9,662,926
ASAC II L.P. *(a)(b)(c)	116,129	110,822
IAC Inc. *	79,830	3,443,866
Meta Platforms, Inc., Class A	24,798	14,519,477
Sea Limited, Class A, ADR (Singapore) *	44,810	4,754,341
Total Communication Services		32,491,432
CONSUMER DISCRETIONARY – (9.06%)
Consumer Discretionary Distribution & Retail – (3.34%)
Amazon.com, Inc. *	32,600	7,152,114
JD.com, Inc., Class A, ADR (China)	57,200	1,983,124
Prosus N.V., Class N (Netherlands)	225,000	8,938,088
		18,073,326
Consumer Services – (5.72%)
Delivery Hero SE (Germany) *	226,550	6,364,298
Meituan, Class B (China) *	283,500	5,537,388
MGM Resorts International *	548,600	19,008,990
		30,910,676
Total Consumer Discretionary		48,984,002
CONSUMER STAPLES – (2.54%)
Food, Beverage & Tobacco – (2.54%)
Darling Ingredients Inc. *	244,256	8,228,984
Tyson Foods, Inc., Class A	95,800	5,502,752
Total Consumer Staples		13,731,736
ENERGY – (3.49%)
Tourmaline Oil Corp. (Canada)	408,100	18,885,396
Total Energy		18,885,396
FINANCIALS – (19.69%)
Banks – (3.94%)
U.S. Bancorp	445,640	21,314,961
Financial Services – (10.57%)
Consumer Finance – (7.10%)
Capital One Financial Corp.	215,430	38,415,478
Financial Services – (3.47%)
Berkshire Hathaway Inc., Class B *	41,373	18,753,553
		57,169,031
Insurance – (5.18%)
Property & Casualty Insurance – (5.18%)
Markel Group Inc. *	16,246	28,044,333
Total Financials		106,528,325
HEALTH CARE – (28.04%)
Health Care Equipment & Services – (21.69%)
Cigna Group	69,052	19,068,019
CVS Health Corp.	388,669	17,447,352
Humana Inc.	74,085	18,796,105
Quest Diagnostics Inc.	233,941	35,292,339
Solventum Corp. *	246,710	16,297,663
UnitedHealth Group Inc.	20,685	10,463,714
		117,365,192
Pharmaceuticals, Biotechnology & Life Sciences – (6.35%)
Viatris Inc.	2,758,960	34,349,052
Total Health Care		151,714,244
INDUSTRIALS – (15.27%)
Capital Goods – (12.64%)
AGCO Corp.	97,650	9,128,322
Johnson Controls International plc	137,402	10,845,140
Owens Corning	107,280	18,271,930
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	43,350	$10,817,394
WESCO International, Inc.	106,760	19,319,289
		68,382,075
Transportation – (2.63%)
DiDi Global Inc., Class A, ADS (China) *	3,114,928	14,235,221
Total Industrials		82,617,296
INFORMATION TECHNOLOGY – (9.51%)
Semiconductors & Semiconductor Equipment – (4.10%)
Applied Materials, Inc.	71,760	11,670,329
Intel Corp.	85,040	1,705,052
Texas Instruments Inc.	46,842	8,783,343
		22,158,724
Software & Services – (4.79%)
Clear Secure, Inc., Class A	107,450	2,862,468
Microsoft Corp.	14,869	6,267,284
Oracle Corp.	48,810	8,133,698
SAP SE, ADR (Germany)	35,085	8,638,278
		25,901,728
Technology Hardware & Equipment – (0.62%)
Samsung Electronics Co., Ltd. (South Korea)	93,690	3,385,734
Total Information Technology		51,446,186
MATERIALS – (4.06%)
Teck Resources Ltd., Class B (Canada)	542,450	21,985,498
Total Materials		21,985,498
REAL ESTATE – (0.28%)
Real Estate Management & Development – (0.28%)
KE Holdings Inc., Class A, ADR (China)	81,260	1,496,809
Total Real Estate		1,496,809
TOTAL COMMON STOCK – (Identified cost $376,259,832)		529,880,924

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.91%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (d)	$3,269,000	$3,269,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (e)	7,082,000	7,082,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,351,000)		10,351,000
Total Investments – (99.86%) – (Identified cost $386,610,832)		540,231,924
Other Assets Less Liabilities – (0.14%)		769,224
Net Assets – (100.00%)		$541,001,148

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)

December 31, 2024

(d)	Dated 12/31/24, repurchase value of $3,269,808 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 7.00%, 04/15/46-09/20/53, total fair value $3,334,380).
(e)
Dated 12/31/24, repurchase value of $7,083,751 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $7,223,640).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments

December 31, 2024

	Principal	Value (Note 1)
MORTGAGES – (91.72%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (58.69%)
Fannie Mae
5.0333% (30 day SOFR + 0.46%), 07/25/37 (a)	$8,156	$8,081
5.4933% (30 day SOFR + 0.92%), 12/25/39 (a)	513,987	502,284
5.0833% (30 day SOFR + 0.51%), 09/25/40 (a)	148,097	146,613
3.00%, 04/25/41	62,504	61,190
2.00%, 12/25/42	199,236	171,160
2.50%, 04/25/43	290,211	275,538
2.50%, 07/25/47	138,092	113,748
Freddie Mac
4.00%, 06/15/26	6	6
2.00%, 06/15/28	57,720	56,549
2.50%, 01/15/29	43,741	42,899
5.2121% (30 day SOFR + 0.61%), 08/15/40 (a)	56,649	56,358
5.0621% (30 day SOFR + 0.46%), 09/15/43 (a)	127,776	126,167
Ginnie Mae
4.7834%, 06/20/31	33,044	32,656
4.00%, 09/20/39	15,691	15,392
1.00%, 12/20/42	50,937	39,628
2.40%, 10/16/50	279,121	239,833
1.00%, 06/20/51	848,476	624,955
2.60%, 03/16/52	101,631	90,455
2.70%, 06/16/58	464,470	429,108
5.3365% (1 mo. SOFR + 0.68%), 04/20/62 (a)	460,417	461,183
5.3865% (1 mo. SOFR + 0.73%), 09/20/64 (a)	376,843	376,344
2.25%, 07/20/65	117,824	113,935
2.25%, 03/20/66	691,321	671,485
5.1546% (30 day SOFR + 0.55%), 02/20/67 (a)	1,105,907	1,096,340
2.25%, 08/20/69	229,867	223,324
5.7546% (30 day SOFR + 1.15%), 02/20/71 (a)	1,770,346	1,780,658
4.5551%, 12/20/71	1,164,257	1,133,709
4.685%, 05/20/73	1,091,177	1,081,884
Total Collateralized Mortgage Obligations		9,971,482
FANNIE MAE POOLS – (15.40%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,486,214
4.00%, 05/01/29, Pool No. AL7358	59,602	58,898
2.00%, 08/01/30, Pool No. AX9709	125,062	116,138
3.50%, 03/01/32, Pool No. MA1010	174,531	165,505
6.50%, 07/01/32, Pool No. 635069	596	596
6.00%, 09/01/37, Pool No. 888796	16,972	16,561
5.15% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	769,159	772,920
Total Fannie Mae Pools		2,616,832
FREDDIE MAC POOLS – (7.19%)
3.00%, 09/01/27, Pool No. U70063	85,927	83,429
2.50%, 09/01/31, Pool No. G18611	314,799	293,937
5.811% (30 day SOFR + 2.201%), 04/01/54, Pool No. 841736 (a)	840,286	844,833
Total Freddie Mac Pools		1,222,199
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (3.15%)
5.039%, 12/20/61, Pool No. 756740	$674	$666
4.631%, 07/20/67, Pool No. BB0084	342,068	338,871
4.476%, 04/20/70, Pool No. BT6816	198,041	196,151
Total Ginnie Mae Pools		535,688
SBA POOLS – (7.29%)
5.35% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	157,468	156,316
7.325% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	89,908	91,964
8.786% (Prime Rate + 0.787%), 10/25/30, Pool No. 522619 (a)	244,760	257,801
8.325% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	104,704	110,959
7.00% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	602,082	621,204
Total SBA Pools		1,238,244
TOTAL MORTGAGES – (Identified cost $16,161,488)		15,584,445
SHORT-TERM INVESTMENTS – (7.76%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (b)	417,000	417,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (c)	902,000	902,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,319,000)		1,319,000
Total Investments – (99.48%) – (Identified cost $17,480,488)		16,903,445
Other Assets Less Liabilities – (0.52%)		87,626
Net Assets – (100.00%)		$16,991,071

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of December 31, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 12/31/24, repurchase value of $417,103 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 04/20/53, total fair value $425,340).
(c)	Dated 12/31/24, repurchase value of $902,223 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $920,040).
See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT MONEY MARKET FUND
Schedule of Investments

December 31, 2024

	Principal	Value (Note 1)
FANNIE MAE – (2.92%)
1.625%, 01/07/25	$2,100,000	$2,098,968
0.50%, 06/17/25	1,425,000	1,400,251
TOTAL FANNIE MAE – (Identified cost $3,499,219)		3,499,219
FEDERAL FARM CREDIT BANK – (13.08%)
4.3757% (USBMMY3M + 0.10%), 01/21/25 (a)	2,475,000	2,474,917
0.43%, 03/03/25	1,740,000	1,728,223
4.00%, 03/10/25	1,500,000	1,497,034
4.41% (SOFR + 0.04%), 04/09/25 (a)	5,000,000	5,000,000
4.425% (SOFR + 0.055%), 08/19/25 (a)	5,000,000	5,000,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $15,700,174)		15,700,174
FEDERAL HOME LOAN BANK – (12.42%)
1.00%, 01/10/25	250,000	249,779
1.30%, 01/28/25	255,000	254,374
1.35%, 02/11/25	625,000	622,759
1.50%, 02/18/25	1,000,000	996,015
1.125%, 02/28/25	765,000	760,886
2.50%, 03/28/25	845,000	840,206
0.80%, 04/28/25	2,400,000	2,371,905
4.625%, 06/06/25	1,200,000	1,201,262
4.13%, 08/28/25	665,000	663,918
4.425% (SOFR + 0.055%), 11/04/25 (a)	5,000,000	5,000,000
0.60%, 12/15/25	2,010,000	1,941,198
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $14,902,302)		14,902,302
FREDDIE MAC – (3.11%)
1.50%, 02/12/25	3,750,000	3,734,882
TOTAL FREDDIE MAC – (Identified cost $3,734,882)		3,734,882
	Principal	Value (Note 1)
U.S. GOVERNMENT – (4.17%)
U.S. Treasury Floating Rate Note, 4.4757% (USBMMY3M + 0.20%), 01/31/25 (a)	$5,000,000	$5,000,368
TOTAL U.S. GOVERNMENT – (Identified cost $5,000,368)		5,000,368
REPURCHASE AGREEMENTS – (59.07%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (b)	22,388,000	22,388,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (c)	48,495,000	48,495,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $70,883,000)		70,883,000
Total Investments – (94.77%) – (Identified cost $113,719,945)		113,719,945
Other Assets Less Liabilities – (5.23%)		6,281,939
Net Assets – (100.00%)		$120,001,884

SOFR:	Secured Overnight Financing Rate
USBMMY3M:	U.S. Treasury 3 Month Bill Money Market Yield

(a)
The interest rates on floating rate securities, shown as of December 31,
2024, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Dated 12/31/24, repurchase value of $22,393,535 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 6.50%, 02/01/36-06/01/63, total fair value $22,835,760).
(c)
Dated 12/31/24, repurchase value of $48,506,989 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $49,464,900).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments

December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (98.09%)
CONSUMER DISCRETIONARY – (2.31%)
Consumer Discretionary Distribution & Retail – (2.31%)
Prosus N.V., Class N (Netherlands)	588,465	$23,376,676
Total Consumer Discretionary		23,376,676
FINANCIALS – (95.78%)
Banks – (45.73%)
Bank of America Corp.	603,740	26,534,373
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	313,982	11,476,042
Danske Bank A/S (Denmark)	1,157,550	32,752,658
DBS Group Holdings Ltd. (Singapore)	1,350,897	43,247,697
DNB Bank ASA (Norway)	733,506	14,620,633
Fifth Third Bancorp	1,317,490	55,703,477
JPMorgan Chase & Co.	324,214	77,717,338
Metro Bank Holdings PLC (United Kingdom) *	5,311,645	6,263,967
PNC Financial Services Group, Inc.	252,526	48,699,639
U.S. Bancorp	1,049,488	50,197,011
Wells Fargo & Co.	1,363,529	95,774,277
		462,987,112
Financial Services – (33.91%)
Capital Markets – (11.76%)
Bank of New York Mellon Corp.	867,351	66,638,578
Charles Schwab Corp.	141,098	10,442,663
Julius Baer Group Ltd. (Switzerland)	649,704	41,993,980
		119,075,221
Consumer Finance – (15.34%)
American Express Co.	125,962	37,384,262
Capital One Financial Corp.	661,241	117,912,495
		155,296,757
Financial Services – (6.81%)
Berkshire Hathaway Inc., Class A *	76	51,749,920
Rocket Companies, Inc., Class A *	1,525,909	17,181,735
		68,931,655
		343,303,633
Insurance – (16.14%)
Life & Health Insurance – (0.69%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	6,918,187
Property & Casualty Insurance – (12.54%)
Chubb Ltd.	171,648	47,426,343
Loews Corp.	342,786	29,030,546
Markel Group Inc. *	29,271	50,528,478
		126,985,367
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.91%)
Everest Group, Ltd.	23,011	$8,340,567
RenaissanceRe Holdings Ltd.	84,940	21,133,922
		29,474,489
		163,378,043
Total Financials		969,668,788
TOTAL COMMON STOCK – (Identified cost $465,408,037)		993,045,464

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.62%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (a)	$5,177,000	$5,177,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (b)	11,213,000	11,213,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,390,000)		16,390,000
Total Investments – (99.71%) – (Identified cost $481,798,037)		1,009,435,464
Other Assets Less Liabilities – (0.29%)		2,944,287
Net Assets – (100.00%)		$1,012,379,751

*	Non-income producing security.
(a)	Dated 12/31/24, repurchase value of $5,178,280 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 3.50%, 07/20/50-02/01/51, total fair value $5,280,540).
(b)
Dated 12/31/24, repurchase value of $11,215,772 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $11,437,260).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments

December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (76.63%)
COMMUNICATION SERVICES – (4.61%)
Media & Entertainment – (4.61%)
Alphabet Inc., Class C	34,010	$6,476,864
Meta Platforms, Inc., Class A	8,752	5,124,384
Total Communication Services		11,601,248
CONSUMER DISCRETIONARY – (3.84%)
Consumer Discretionary Distribution & Retail – (3.84%)
Amazon.com, Inc. *	44,080	9,670,711
Total Consumer Discretionary		9,670,711
ENERGY – (1.81%)
Tourmaline Oil Corp. (Canada)	98,280	4,548,044
Total Energy		4,548,044
FINANCIALS – (33.56%)
Banks – (9.71%)
Danske Bank A/S (Denmark)	150,800	4,266,858
DBS Group Holdings Ltd. (Singapore)	229,817	7,357,375
JPMorgan Chase & Co.	21,223	5,087,365
U.S. Bancorp	32,635	1,560,932
Wells Fargo & Co.	88,018	6,182,384
		24,454,914
Financial Services – (18.70%)
Capital Markets – (5.00%)
Bank of New York Mellon Corp.	69,280	5,322,782
Julius Baer Group Ltd. (Switzerland)	112,410	7,265,683
		12,588,465
Consumer Finance – (5.90%)
Capital One Financial Corp.	83,261	14,847,102
Financial Services – (7.80%)
Berkshire Hathaway Inc., Class B *	43,296	19,625,211
		47,060,778
Insurance – (5.15%)
Life & Health Insurance – (0.82%)
AIA Group Ltd. (Hong Kong)	284,360	2,061,309
Property & Casualty Insurance – (4.33%)
Chubb Ltd.	22,955	6,342,467
Markel Group Inc. *	2,640	4,557,247
		10,899,714
		12,961,023
Total Financials		84,476,715
HEALTH CARE – (19.86%)
Health Care Equipment & Services – (15.21%)
Cigna Group	16,380	4,523,173
CVS Health Corp.	180,220	8,090,076
Humana Inc.	27,630	7,010,007
Quest Diagnostics Inc.	74,140	11,184,761
Solventum Corp. *	113,020	7,466,101
		38,274,118
Pharmaceuticals, Biotechnology & Life Sciences – (4.65%)
Viatris Inc.	940,070	11,703,871
Total Health Care		49,977,989
INDUSTRIALS – (4.82%)
Capital Goods – (4.82%)
AGCO Corp.	36,040	3,369,019
Johnson Controls International plc	29,977	2,366,085
Owens Corning	37,600	6,404,032
Total Industrials		12,139,136
INFORMATION TECHNOLOGY – (8.13%)
Semiconductors & Semiconductor Equipment – (6.72%)
Applied Materials, Inc.	68,908	11,206,508
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Intel Corp.	36,980	$741,449
Texas Instruments Inc.	26,473	4,963,952
		16,911,909
Software & Services – (1.41%)
Microsoft Corp.	8,411	3,545,237
Total Information Technology		20,457,146
TOTAL COMMON STOCK – (Identified cost $124,123,031)		192,870,989

	Principal	Value (Note 1)
CORPORATE BONDS – (2.95%)
ENERGY – (0.90%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	$2,257,826
Total Energy		2,257,826
FINANCIALS – (1.39%)
Financial Services – (1.39%)
Capital Markets – (1.39%)
Goldman Sachs Group, Inc., Sr. Notes, 5.333% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,503,276
Total Financials		3,503,276
HEALTH CARE – (0.66%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.66%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,670,297
Total Health Care		1,670,297
TOTAL CORPORATE BONDS – (Identified cost $7,699,158)		7,431,399
MORTGAGES – (11.90%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	502,762	471,844
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	969,140	883,088
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,690,029	1,528,818
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	511,818	509,651
5.00%, 07/25/51	1,956,903	1,943,630
5.399% (30 day SOFR +2.252%), 05/01/53, Pool No. BM7225 (a)	1,708,589	1,712,570
4.666% (30 day SOFR +2.218%), 06/01/54, Pool No. BM7528 (a)	3,022,461	2,918,700
5.884% (30 day SOFR +2.285%), 11/01/54, Pool No. BM7583 (a)	1,938,991	1,967,669
Freddie Mac
2.00%, 10/25/40, Series 5028	289,076	270,855
5.00%, 06/01/44, Pool No. G60660	727,644	726,601
5.50%, 06/25/50, Series 5386	2,415,539	2,412,749
Ginnie Mae
6.00%, 08/20/34, Series 2023-147	1,840,855	1,904,264
6.00%, 07/20/37, Series 2023-111	1,166,561	1,180,298
6.50%, 05/20/53, Pool No. MA8881	1,441,593	1,466,719
6.00%, 10/20/59, Series 2023-136	957,075	963,897
7.00%, 12/20/62, Series 2022-207	766,625	785,608
6.0165% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	1,168,882	1,189,752
4.724%, 08/20/73, Pool No. 786935	1,514,278	1,416,345
3.963%, 09/20/73, Pool No. 787068	1,162,091	1,091,268

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)

December 31, 2024

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
SBA
5.60% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	$384,040	$382,884
5.60% (Prime Rate – 2.40%) , 01/25/33, Pool No. 530303 (a)	1,210,110	1,213,341
5.65% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	3,000,785	3,014,048
TOTAL MORTGAGES – (Identified cost $30,115,957)		29,954,599
MUNICIPAL BONDS – (0.44%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,125,000	1,108,794
TOTAL MUNICIPAL BONDS – (Identified cost $1,200,638)		1,108,794
SHORT-TERM INVESTMENTS – (6.97%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (c)	5,542,000	5,542,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (d)	12,004,000	12,004,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,546,000)		17,546,000
Total Investments – (98.89%) – (Identified cost $180,684,784)		248,911,781
Other Assets Less Liabilities – (1.11%)		2,790,411
Net Assets – (100.00%)		$251,702,192

SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of December 31, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,883,750 or
1.15% of the Fund’s net assets as of December 31, 2024.

(c)	Dated 12/31/24, repurchase value of $5,543,370 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 6.00%, 06/01/54, total fair value $5,652,840).
(d)
Dated 12/31/24, repurchase value of $12,006,968 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $12,244,080).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments

December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (98.88%)
REAL ESTATE – (98.88%)
Equity Real Estate Investment Trusts (REITs) – (98.88%)
Health Care REITs – (12.59%)
Alexandria Real Estate Equities, Inc.	65,183	$6,358,602
Community Healthcare Trust, Inc.	95,760	1,839,549
Healthpeak Properties, Inc.	106,610	2,160,985
Ventas, Inc.	116,190	6,842,429
Welltower Inc.	13,890	1,750,557
		18,952,122
Hotel & Resort REITs – (2.92%)
Sunstone Hotel Investors, Inc.	371,010	4,392,758
Industrial REITs – (13.42%)
EastGroup Properties, Inc.	19,950	3,201,775
Prologis, Inc.	82,216	8,690,231
Rexford Industrial Realty, Inc.	150,388	5,814,000
Terreno Realty Corp.	42,249	2,498,606
		20,204,612
Office REITs – (14.58%)
BXP, Inc.	67,466	5,016,772
Cousins Properties, Inc.	228,569	7,003,354
Derwent London plc (United Kingdom)	83,700	2,052,719
Douglas Emmett, Inc.	55,700	1,033,792
Great Portland Estates plc (United Kingdom)	585,306	2,110,304
Highwoods Properties, Inc.	53,610	1,639,394
Hudson Pacific Properties, Inc.	1,020,940	3,093,448
		21,949,783
Residential REITs – (17.90%)
American Homes 4 Rent, Class A	100,210	3,749,858
AvalonBay Communities, Inc.	24,818	5,459,215
Camden Property Trust	33,165	3,848,467
Equity Residential	46,970	3,370,567
Essex Property Trust, Inc.	15,484	4,419,753
Mid-America Apartment Communities, Inc.	15,780	2,439,115
UDR, Inc.	84,580	3,671,618
		26,958,593
Retail REITs – (12.85%)
Brixmor Property Group, Inc.	227,110	6,322,742
Federal Realty Investment Trust	24,999	2,798,638
Regency Centers Corp.	52,390	3,873,193
Simon Property Group, Inc.	36,866	6,348,694
		19,343,267
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (24.62%)
American Tower Corp.	40,120	$7,358,409
Crown Castle Inc.	18,220	1,653,647
Digital Realty Trust, Inc.	40,315	7,149,059
Equinix, Inc.	8,790	8,288,003
Extra Space Storage Inc.	27,659	4,137,787
Public Storage	21,511	6,441,254
VICI Properties Inc.	70,100	2,047,621
		37,075,780
Total Real Estate		148,876,915
TOTAL COMMON STOCK – (Identified cost $122,269,546)		148,876,915

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.06%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (a)	$27,000	$27,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (b)	57,000	57,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $84,000)		84,000
Total Investments – (98.94%) – (Identified cost $122,353,546)		148,960,915
Other Assets Less Liabilities – (1.06%)		1,595,925
Net Assets – (100.00%)		$150,556,840

(a)	Dated 12/31/24, repurchase value of $27,007 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.00%, 06/01/54, total fair value $27,540).
(b)	Dated 12/31/24, repurchase value of $57,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $58,140).
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Assets and Liabilities

At December 31, 2024

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$529,880,924	$15,584,445	$42,836,945	$993,045,464	$231,365,781	$148,876,915
Repurchase agreements	10,351,000	1,319,000	70,883,000	16,390,000	17,546,000	84,000
Cash	40,315	5,927	409	641	735	269
Cash - foreign currencies**	84,591	–	–	–	20,371	–
Receivables:
Capital stock sold	1,186,098	6,048	8,052,991	2,490,767	2,487,307	27,798
Dividends and interest	417,535	121,771	286,042	3,001,483	520,166	645,252
Investment securities sold	–	–	–	–	–	1,132,912
Prepaid expenses	19,869	939	3,850	32,975	8,967	6,559
Due from Adviser	173	7,737	–	–	355	720
Total assets	541,980,505	17,045,867	122,063,237	1,014,961,330	251,949,682	150,774,425

LIABILITIES:
Payables:
Capital stock redeemed	471,400	9,088	1,954,229	1,653,654	14,780	60,753
Distributions payable	–	9,318	7,505	–	–	–
Accrued custodian fees	41,329	7,903	25,400	66,705	19,700	12,800
Accrued distribution and service plan fees	98,574	4,700	–	184,737	41,503	23,647
Accrued investment advisory fees	282,263	4,685	37,500	517,154	127,021	79,318
Accrued transfer agent fees	63,285	6,669	16,326	133,571	25,615	24,819
Accrued recapture fees	–	–	9,857	–	–	–
Other accrued expenses	22,506	12,433	10,536	25,758	18,871	16,248
Total liabilities	979,357	54,796	2,061,353	2,581,579	247,490	217,585

NET ASSETS	$541,001,148	$16,991,071	$120,001,884	$1,012,379,751	$251,702,192	$150,556,840

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$142,584	$33,314	$1,200,019	$157,348	$42,711	$35,579

Additional paid-in capital	365,578,842	22,808,051	118,765,755	485,477,981	177,327,993	123,810,330

Distributable earnings (losses)	175,279,722	(5,850,294)	36,110	526,744,422	74,331,488	26,710,931
Net Assets	$541,001,148	$16,991,071	$120,001,884	$1,012,379,751	$251,702,192	$150,556,840

*Including:
Cost of unaffiliated investments	$376,259,832	$16,161,488	$42,836,945	$465,408,037	$163,138,784	$122,269,546
Cost of repurchase agreements	10,351,000	1,319,000	70,883,000	16,390,000	17,546,000	84,000
**Cost of cash - foreign currencies	84,591	–	–	–	20,371	–

DAVIS SERIES, INC.
Statements of Assets and Liabilities - (Continued)

At December 31, 2024

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$298,813,627	$15,542,250	$115,770,508	$481,924,816	$131,134,389	$80,498,862
Shares outstanding	8,092,331	3,048,943	115,770,508	7,548,299	2,230,063	1,915,223
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$36.93	$5.10	$1.00	$63.85	$58.80	$42.03
Maximum offering price per share (100/95.25 of net asset value)†	$38.77	$5.35	$NA	$67.03	$61.73	$44.13

CLASS C SHARES:
Net assets	$8,442,100	$367,527	$1,027,220	$39,875,274	$2,783,926	$763,827
Shares outstanding	350,294	71,978	1,027,220	815,178	47,511	18,184
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$24.10	$5.11	$1.00	$48.92	$58.60	$42.01

CLASS Y SHARES:
Net assets	$233,745,421	$1,081,294	$3,204,156	$490,579,661	$117,783,877	$69,294,151
Shares outstanding	5,815,818	210,487	3,204,156	7,371,275	1,993,510	1,624,486
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$40.19	$5.14	$1.00	$66.55	$59.08	$42.66

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Operations

For the year ended December 31, 2024

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$8,877,706	$–	$–	$23,459,386	$3,646,490	$4,898,738
Interest	669,383	714,940	5,238,191	637,901	2,729,120	98,916
Net securities lending fees	2,140	–	–	–	–	–
Foreign withholding tax refunds	53,835	–	–	–	–	–
Total income	9,603,064	714,940	5,238,191	24,097,287	6,375,610	4,997,654

Expenses:
Investment advisory fees (Note 3)	3,092,976	52,255	302,969	5,039,069	1,356,231	852,059
Custodian fees	128,047	18,813	56,448	149,257	47,764	30,887
Transfer agent fees:
Class A	255,684	43,202	97,262	382,466	134,143	118,022
Class C	13,632	4,063	1,135	53,671	8,206	5,070
Class Y	121,137	4,833	4,497	395,517	30,669	47,061
Audit fees	29,868	21,774	28,728	40,812	29,868	39,672
Legal fees	21,680	668	3,710	35,131	9,418	5,966
Accounting fees (Note 3)	28,750	2,000	5,250	45,746	12,004	8,748
Reports to shareholders	27,062	5,264	5,582	68,849	12,799	13,601
Professional services fees	19,576	–	–	–	–	–
Directors’ fees and expenses	76,515	5,982	15,774	120,716	35,393	23,441
Registration and filing fees	58,231	44,888	51,339	67,901	52,487	46,925
Excise tax expense (Note 1)	–	–	–	–	–	968
Expenses recaptured by Adviser (Note 3):
Class A	–	–	95,830	–	–	–
Class C	–	–	1,288	–	–	–
Class Y	–	–	4,086	–	–	–
Miscellaneous	46,378	20,349	15,383	61,007	30,707	24,233
Distribution and service plan fees (Note 3):
Class A	679,274	34,024	–	1,049,756	301,430	163,006
Class C	104,924	4,432	–	439,216	25,017	11,214
Total expenses	4,703,734	262,547	689,281	7,949,114	2,086,136	1,390,873
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(75,244)	–	–	–	(13,490)
Class C	(421)	(5,115)	–	–	(5,547)	(4,240)
Class Y	–	(7,987)	–	–	–	(810)
Net expenses	4,703,313	174,201	689,281	7,949,114	2,080,589	1,372,333
Net investment income	4,899,751	540,739	4,548,910	16,148,173	4,295,021	3,625,321

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	97,639,757	–	–	22,396,229	19,846,871	6,808,379
Foreign currency transactions	49,005	–	–	1,922	(4,006)	(1,307)
Net realized gain	97,688,762	–	–	22,398,151	19,842,865	6,807,072
Net increase (decrease) in unrealized appreciation (depreciation)	(34,192,257)	183,743	–	196,248,358	11,513,303	(2,902,641)
Net realized and unrealized gain on investments and foreign currency transactions	63,496,505	183,743	–	218,646,509	31,356,168	3,904,431
Net increase in net assets resulting from operations	$68,396,256	$724,482	$4,548,910	$234,794,682	$35,651,189	$7,529,752

*Net of foreign taxes withheld of	$244,869	$–	$–	$1,165,687	$151,606	$8,414
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets

For the year ended December 31, 2024

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$4,899,751	$540,739	$4,548,910	$16,148,173	$4,295,021	$3,625,321

Net realized gain from investments and foreign currency transactions	97,688,762	–	–	22,398,151	19,842,865	6,807,072

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	(34,192,257)	183,743	–	196,248,358	11,513,303	(2,902,641)
Net increase in net assets resulting from operations	68,396,256	724,482	4,548,910	234,794,682	35,651,189	7,529,752

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,648,910)	(503,099)	(4,299,185)	(19,513,995)	(9,075,095)	(3,153,294)
Class C	(1,889,033)	(10,976)	(50,387)	(1,766,387)	(172,032)	(27,493)
Class Y	(34,805,223)	(46,011)	(199,338)	(20,528,733)	(8,817,723)	(2,873,085)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	12,783,913	(483,980)	24,116,389	(4,415,352)	1,568,847	(4,632,824)
Class C	(2,286,789)	(75,131)	(290,192)	(14,290,017)	44,848	(943,217)
Class Y	12,641,163	(254,850)	(1,693,253)	31,789,268	12,164,352	(5,392,195)

Total increase (decrease) in net assets	10,191,377	(649,565)	22,132,944	206,069,466	31,364,386	(9,492,356)

NET ASSETS:
Beginning of year	530,809,771	17,640,636	97,868,940	806,310,285	220,337,806	160,049,196
End of year	$541,001,148	$16,991,071	$120,001,884	$1,012,379,751	$251,702,192	$150,556,840
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets

For the year ended December 31, 2023

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$5,008,628	$426,327	$4,722,477	$15,343,583	$3,325,866	$3,847,186

Net realized gain (loss) from investments and foreign currency transactions	31,073,386	(419,171)	–	29,679,865	8,038,718	(2,327,615)

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	63,733,122	693,321	–	65,983,497	30,358,270	14,788,523
Net increase in net assets resulting from operations	99,815,136	700,477	4,722,477	111,006,945	41,722,854	16,308,094

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17,125,450)	(400,088)	(4,458,266)	(26,116,532)	(3,455,040)	(2,061,970)
Class C	(855,088)	(4,764)	(54,569)	(3,413,104)	(55,793)	(29,052)
Class Y	(13,070,264)	(41,414)	(209,642)	(24,371,282)	(3,030,325)	(1,846,325)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(10,393,650)	(2,166,116)	(26,280,131)	(13,441,578)	(3,703,921)	(21,235,986)
Class C	(2,453,730)	(111,307)	24,840	(18,391,831)	(32,825)	(703,217)
Class Y	3,152,416	(1,796,381)	688,217	(62,497,240)	4,226,606	(11,039,013)

Total increase (decrease) in net assets	59,069,370	(3,819,593)	(25,567,074)	(37,224,622)	35,671,556	(20,607,469)

NET ASSETS:
Beginning of year	471,740,401	21,460,229	123,436,014	843,534,907	184,666,250	180,656,665
End of year	$530,809,771	$17,640,636	$97,868,940	$806,310,285	$220,337,806	$160,049,196
See Notes to Financial Statements

DAVIS SERIES, INC.
Notes to Financial Statements

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Balanced Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):
Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.
Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.
Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.
Davis Balanced Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. The Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities

Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of December 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,380,610	$–	$–	$–	$11,601,248	$–
Consumer Discretionary	48,984,002	–	–	23,376,676	9,670,711	–
Consumer Staples	13,731,736	–	–	–	–	–
Energy	18,885,396	–	–	–	4,548,044	–
Financials	106,528,325	–	–	969,668,788	84,476,715	–
Health Care	151,714,244	–	–	–	49,977,989	–
Industrials	82,617,296	–	–	–	12,139,136	–
Information Technology	51,446,186	–	–	–	20,457,146	–
Materials	21,985,498	–	–	–	–	–
Real Estate	1,496,809	–	–	–	–	148,876,915
Total Level 1	529,770,102	–	–	993,045,464	192,870,989	148,876,915
Level 2 – Other Significant Observable Inputs:
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	1,486,214	42,836,945	–	–	–
Corporate Bonds	–	–	–	–	7,431,399	–
Mortgages	–	14,098,231	–	–	29,954,599	–
Municipal Bonds	–	–	–	–	1,108,794	–
Short-Term Investments	10,351,000	1,319,000	70,883,000	16,390,000	17,546,000	84,000
Total Level 2	10,351,000	16,903,445	113,719,945	16,390,000	56,040,792	84,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	110,822	–	–	–	–	–
Total Level 3	110,822	–	–	–	–	–
Total Investments	$540,231,924	$16,903,445	$113,719,945	$1,009,435,464	$248,911,781	$148,960,915
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2024 was $(11,404) for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2024
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,226	$–	$–	$(11,404)	$–	$–	$–	$110,822
Total Level 3	$122,226	$–	$–	$(11,404)	$–	$–	$–	$110,822

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,822	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$110,822
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2024, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income tax is required. Davis Real Estate Fund incurred a 2023 excise tax liability of $968 during the year ended December 31, 2024. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)
limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2024, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Government Bond Fund	Davis Real Estate Fund
Character
Short-term	$2,860,130	$–
Long-term	2,413,125	–
Total	$5,273,255	$–

Utilized during year ended December 31, 2024	$–	$3,942,232
At December 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$386,928,703	$17,480,488	$113,719,945	$482,962,019	$180,824,421	$124,416,420

Unrealized appreciation	195,336,644	19,132	–	535,371,743	75,073,818	36,322,537
Unrealized depreciation	(42,033,423)	(596,175)	–	(8,898,298)	(6,986,458)	(11,778,042)
Net unrealized appreciation (depreciation)	$153,303,221	$(577,043)	$–	$526,473,445	$68,087,360	$24,544,495
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations as professional services fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)
and temporary differences which may include wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
During the year ended December 31, 2024, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Additional paid-in capital	$4,665,037	$–	$–	$2,503,384	$–	$–
Distributable earnings	(4,665,037)	–	–	(2,503,384)	–	–
The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Opportunity Fund
2024	$6,571,912	$74,771,254	$81,343,166
2023	7,849,869	23,200,933	31,050,802
Davis Government Bond Fund
2024	560,086	–	560,086
2023	446,266	–	446,266
Davis Government Money Market Fund
2024	4,548,910	–	4,548,910
2023	4,722,477	–	4,722,477
Davis Financial Fund
2024	16,780,442	25,028,673	41,809,115
2023	15,532,183	38,368,735	53,900,918
Davis Balanced Fund
2024	4,300,670	13,764,180	18,064,850
2023	3,606,804	2,934,354	6,541,158
Davis Real Estate Fund
2024	3,137,665	2,916,207	6,053,872
2023	3,937,347	–	3,937,347

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)
As of December 31, 2024, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

Undistributed ordinary income	$264,574	$3,913	$43,670	$346,544	$78,047	$2,231,277

Undistributed long- term capital gain	21,869,474	–	–	200,604	6,247,290	–

Accumulated net realized losses from investments	–	(5,273,255)	–	–	–	–

Net unrealized appreciation (depreciation) on investments and foreign currency transactions	153,303,074	(577,043)	–	526,444,106	68,081,760	24,544,292

Other temporary differences	(157,400)	(3,909)	(7,560)	(246,832)	(75,609)	(64,638)
Total	$175,279,722	$(5,850,294)	$36,110	$526,744,422	$74,331,488	$26,710,931
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
Operating Segments - In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Operating Segments - (Continued)
segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2024 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost of purchases	$124,226,137	$3,991,860	$20,202,322	$45,878,341	$24,743,879
Proceeds from sales	182,444,725	–	46,526,198	46,713,938	37,696,999
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of December 31, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Government Money Market Fund	Davis Balanced Fund
50%	29%
Investment activities of these shareholders could have a material impact on the Funds.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Year ended December 31, 2024
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Transfer agent fees paid to Adviser	$40,303	$7,269	$16,260	$91,355	$21,779	$23,015
Accounting fees paid to Adviser	28,750	2,000	5,250	45,746	12,004	8,748

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2025. After that date, there is no assurance that the Adviser will continue to cap expenses. Reimbursement and waivers of expenses during the year ended December 31, 2024 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A	$–	$75,244	$–	$13,490
Class C	421	5,115	5,547	4,240
Class Y	–	7,987	–	810
The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. The reimbursed amounts eligible for recapture as of December 31, 2024 and the amounts recaptured of previously reimbursed expenses were as follows:

	Davis Government Money Market Fund
	Amounts Eligible for Recapture	Amounts Recaptured
	Expiring 12/31/2025	During the year ended 12/31/2024
Class A	$18,513	$95,830
Class C	257	1,288
Class Y	732	4,086
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Year ended December 31, 2024
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Distribution fees:
Class C	$78,693	$3,324	$329,412	$18,763	$8,410

Service fees:
Class A	679,274	34,024	1,049,756	301,430	163,006
Class C	26,231	1,108	109,804	6,254	2,804

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - (Continued)
The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Year ended December 31, 2024
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A commissions retained by the Distributor	$6,238	$654	$17,017	$4,163	$1,462
Class A commissions re-allowed to investment dealers	39,788	4,475	89,239	23,249	7,661
Total commissions earned on sales of Class A	$46,026	$5,129	$106,256	$27,412	$9,123

Class C commission advances by the Distributor	$3,839	$–	$16,456	$2,552	$719

Class C CDSCs received by the Distributor	502	–	1,169	439	98

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 4 - CAPITAL STOCK
At December 31, 2024, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Balanced Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

		Year ended December 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	297,334	1,065,645	(975,968)	387,011
	Class C	29,313	74,375	(180,792)	(77,104)
	Class Y	369,939	510,214	(568,162)	311,991
Value:	Class A	$11,961,195	$40,995,353	$(40,172,635)	$12,783,913
	Class C	772,550	1,868,293	(4,927,632)	(2,286,789)
	Class Y	16,405,731	21,357,575	(25,122,143)	12,641,163
Davis Government Bond Fund
Shares:	Class A	422,830	89,967	(608,360)	(95,563)
	Class C	46,897	2,135	(63,936)	(14,904)
	Class Y	18,108	8,949	(76,477)	(49,420)
Value:	Class A	$2,149,481	$457,034	$(3,090,495)	$(483,980)
	Class C	239,478	10,874	(325,483)	(75,131)
	Class Y	92,138	45,824	(392,812)	(254,850)
Davis Government Money Market Fund
Shares:	Class A	146,987,177	4,179,752	(127,050,540)	24,116,389
	Class C	106,373	50,387	(446,952)	(290,192)
	Class Y	2,770,501	199,338	(4,663,092)	(1,693,253)
Value:	Class A	$146,987,177	$4,179,752	$(127,050,540)	$24,116,389
	Class C	106,373	50,387	(446,952)	(290,192)
	Class Y	2,770,501	199,338	(4,663,092)	(1,693,253)
Davis Financial Fund
Shares:	Class A	892,688	284,999	(1,290,681)	(112,994)
	Class C	40,325	34,232	(388,950)	(314,393)
	Class Y	1,672,313	235,147	(1,436,472)	470,988
Value:	Class A	$52,809,387	$18,664,585	$(75,889,324)	$(4,415,352)
	Class C	1,869,755	1,718,465	(17,878,237)	(14,290,017)
	Class Y	103,137,874	16,051,093	(87,399,699)	31,789,268
Davis Balanced Fund
Shares:	Class A	121,737	137,209	(230,494)	28,452
	Class C	10,410	2,895	(12,981)	324
	Class Y	268,471	53,592	(116,674)	205,389
Value:	Class A	$7,193,018	$8,141,894	$(13,766,065)	$1,568,847
	Class C	628,650	171,002	(754,804)	44,848
	Class Y	15,952,295	3,196,073	(6,984,016)	12,164,352
Davis Real Estate Fund
Shares:	Class A	40,442	61,232	(210,831)	(109,157)
	Class C	2,178	648	(25,696)	(22,870)
	Class Y	80,770	54,150	(260,547)	(125,627)
Value:	Class A	$1,728,464	$2,563,537	$(8,924,825)	$(4,632,824)
	Class C	94,060	27,049	(1,064,326)	(943,217)
	Class Y	3,461,276	2,300,863	(11,154,334)	(5,392,195)

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2023
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	241,791	433,892	(967,466)	(291,783)
	Class C	22,797	33,445	(152,471)	(96,229)
	Class Y	330,499	317,223	(573,718)	74,004
Value:	Class A	$8,768,605	$15,732,911	$(34,895,166)	$(10,393,650)
	Class C	586,060	848,156	(3,887,946)	(2,453,730)
	Class Y	12,784,508	12,378,047	(22,010,139)	3,152,416
Davis Government Bond Fund
Shares:	Class A	63,152	72,454	(567,803)	(432,197)
	Class C	7,509	950	(30,803)	(22,344)
	Class Y	17,684	8,181	(383,104)	(357,239)
Value:	Class A	$316,317	$362,839	$(2,845,272)	$(2,166,116)
	Class C	37,904	4,764	(153,975)	(111,307)
	Class Y	89,413	41,303	(1,927,097)	(1,796,381)
Davis Government Money Market Fund
Shares:	Class A	147,739,389	4,323,990	(178,343,510)	(26,280,131)
	Class C	453,605	54,569	(483,334)	24,840
	Class Y	1,606,856	209,642	(1,128,281)	688,217
Value:	Class A	$147,739,389	$4,323,990	$(178,343,510)	$(26,280,131)
	Class C	453,605	54,569	(483,334)	24,840
	Class Y	1,606,856	209,642	(1,128,281)	688,217
Davis Financial Fund
Shares:	Class A	564,220	517,875	(1,359,483)	(277,388)
	Class C	55,305	89,807	(628,147)	(483,035)
	Class Y	1,011,720	453,312	(2,723,289)	(1,258,257)
Value:	Class A	$27,583,739	$24,852,638	$(65,877,955)	$(13,441,578)
	Class C	2,112,241	3,332,734	(23,836,806)	(18,391,831)
	Class Y	51,395,289	22,642,939	(136,535,468)	(62,497,240)
Davis Balanced Fund
Shares:	Class A	87,429	59,100	(226,091)	(79,562)
	Class C	20,867	1,050	(22,597)	(680)
	Class Y	105,329	56,377	(82,419)	79,287
Value:	Class A	$4,452,341	$3,100,758	$(11,257,020)	$(3,703,921)
	Class C	1,038,311	55,741	(1,126,877)	(32,825)
	Class Y	5,403,106	2,961,388	(4,137,888)	4,226,606
Davis Real Estate Fund
Shares:	Class A	49,418	42,247	(638,016)	(546,351)
	Class C	1,051	725	(19,644)	(17,868)
	Class Y	100,704	46,064	(412,963)	(266,195)
Value:	Class A	$1,923,394	$1,646,776	$(24,806,156)	$(21,235,986)
	Class C	40,657	28,467	(772,341)	(703,217)
	Class Y	4,036,331	1,822,559	(16,897,903)	(11,039,013)
NOTE 5 - SECURITIES LOANED
Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2024, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)

December 31, 2024

NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $110,822 or 0.02% of the Fund’s net assets as of December 31, 2024. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2024
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.0000	$0.9543

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DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Year ended December 31, 2024	$38.11	$0.32	$4.81	$5.13
Year ended December 31, 2023	$33.23	$0.33	$6.90	$7.23
Year ended December 31, 2022	$41.91	$0.28	$(6.14)	$(5.86)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Year ended December 31, 2020	$33.47	$0.08	$4.18	$4.26
Davis Opportunity Fund Class C:
Year ended December 31, 2024	$26.64	$(0.01)	$3.41	$3.40
Year ended December 31, 2023	$23.72	$0.03	$4.88	$4.91
Year ended December 31, 2022	$30.92	$(0.01)	$(4.52)	$(4.53)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Year ended December 31, 2020	$25.90	$(0.14)	$3.20	$3.06
Davis Opportunity Fund Class Y:
Year ended December 31, 2024	$41.02	$0.46	$5.16	$5.62
Year ended December 31, 2023	$35.65	$0.45	$7.41	$7.86
Year ended December 31, 2022	$44.73	$0.40	$(6.56)	$(6.16)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Year ended December 31, 2020	$35.47	$0.17	$4.44	$4.61
Davis Government Bond Fund Class A:
Year ended December 31, 2024	$5.05	$0.16	$0.05	$0.21
Year ended December 31, 2023	$4.98	$0.11	$0.08	$0.19
Year ended December 31, 2022	$5.30	$0.02	$(0.30)	$(0.28)
Year ended December 31, 2021	$5.41	$–[e]	$(0.08)	$(0.08)
Year ended December 31, 2020	$5.37	$0.04	$0.05	$0.09
Davis Government Bond Fund Class C:
Year ended December 31, 2024	$5.06	$0.12	$0.06	$0.18
Year ended December 31, 2023	$4.96	$0.07	$0.08	$0.15
Year ended December 31, 2022	$5.27	$(0.02)	$(0.29)	$(0.31)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Year ended December 31, 2020	$5.36	$(0.01)	$0.05	$0.04
Davis Government Bond Fund Class Y:
Year ended December 31, 2024	$5.09	$0.17	$0.06	$0.23
Year ended December 31, 2023	$5.02	$0.12	$0.08	$0.20
Year ended December 31, 2022	$5.34	$0.04	$(0.31)	$(0.27)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Year ended December 31, 2020	$5.41	$0.05	$0.05	$0.10
Davis Government Money Market Fund Class A, Class C and Class Y:
Year ended December 31, 2024	$1.000	$0.045	$–	$0.045
Year ended December 31, 2023	$1.000	$0.043	$–	$0.043
Year ended December 31, 2022	$1.000	$0.011	$–	$0.011
Year ended December 31, 2021	$1.000	$–[h]	$–	$–[h]
Year ended December 31, 2020	$1.000	$0.002	$–	$0.002
Davis Financial Fund Class A:
Year ended December 31, 2024	$51.30	$0.99	$14.24	$15.23
Year ended December 31, 2023	$47.71	$0.92	$6.24	$7.16
Year ended December 31, 2022	$54.17	$0.78	$(5.61)	$(4.83)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82
Year ended December 31, 2020	$49.35	$0.54	$(3.50)	$(2.96)

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.42)	$(5.89)	$–	$(6.31)	$36.93	12.78%	$298,814	0.93%	0.93%	0.78%	23%
$(0.56)	$(1.79)	$–	$(2.35)	$38.11	22.12%	$293,640	0.93%	0.93%	0.93%	9%
$(0.15)	$(2.67)	$–	$(2.82)	$33.23	(14.08)%	$265,763	0.94%	0.94%	0.78%	12%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%
$(0.16)	$(0.90)	$–	$(1.06)	$36.67	12.79%	$288,208	0.94%	0.94%	0.24%	17%

$(0.05)	$(5.89)	$–	$(5.94)	$24.10	11.85%	$8,442	1.76%	1.75%	(0.04)%	23%
$(0.20)	$(1.79)	$–	$(1.99)	$26.64	21.10%	$11,387	1.76%	1.75%	0.11%	9%
$–	$(2.67)	$–	$(2.67)	$23.72	(14.76)%	$12,419	1.76%	1.75%	(0.03)%	12%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%
$–	$(0.90)	$–	$(0.90)	$28.06	11.88%	$18,861	1.76%	1.76%	(0.58)%	17%

$(0.56)	$(5.89)	$–	$(6.45)	$40.19	13.06%	$233,745	0.68%	0.68%	1.03%	23%
$(0.70)	$(1.79)	$–	$(2.49)	$41.02	22.41%	$225,783	0.68%	0.68%	1.18%	9%
$(0.25)	$(2.67)	$–	$(2.92)	$35.65	(13.85)%	$193,559	0.69%	0.69%	1.03%	12%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%
$(0.25)	$(0.90)	$–	$(1.15)	$38.93	13.06%	$197,698	0.69%	0.69%	0.49%	17%

$(0.16)	$–	$–	$(0.16)	$5.10	4.28%	$15,542	1.48%	1.00%	3.10%	–%
$(0.12)	$–	$–	$(0.12)	$5.05	3.88%	$15,878	1.41%	1.00%	2.26%	13%
$(0.04)	$–	$–	$(0.04)	$4.98	(5.29)%	$17,818	1.26%	1.00%	0.43%	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%
$(0.05)	$–	$–	$(0.05)	$5.41	1.69%	$27,045	1.10%	1.04%	0.67%	–%[f]

$(0.13)	$–	$–	$(0.13)	$5.11	3.50%	$368	2.90%	1.75%	2.35%	–%
$(0.05)	$–	$–	$(0.05)	$5.06	3.12%	$439	2.81%	1.75%	1.51%	13%
$–	$–	$–	$–	$4.96	(5.88)%	$542	2.84%	1.75%	(0.32)%	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%
$(0.01)	$–	$–	$(0.01)	$5.39	0.81%	$1,804	2.25%	1.78%	(0.07)%	–%[f]

$(0.18)	$–	$–	$(0.18)	$5.14	4.54%	$1,081	1.35%	0.75%	3.35%	–%
$(0.13)	$–	$–	$(0.13)	$5.09	4.12%	$1,323	1.21%	0.75%	2.51%	13%
$(0.05)	$–	$–	$(0.05)	$5.02	(5.01)%	$3,100	0.95%	0.75%	0.68%	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%
$(0.06)	$–	$–	$(0.06)	$5.45	1.94%	$1,965	0.95%	0.79%	0.92%	–%[f]

$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$120,002	0.68%[g]	0.68%[g]	4.50%	N/A
$(0.043)	$–	$–	$(0.043)	$1.000	4.41%	$97,869	0.69%[g]	0.69%[g]	4.32%	N/A
$(0.011)	$–	$–	$(0.011)	$1.000	1.12%	$123,436	0.60%[g]	0.45%[g]	1.04%	N/A
$–[h]	$–	$–	$–[h]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	N/A
$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$145,903	0.54%	0.35%	0.23%	N/A

$(1.01)	$(1.67)	$–	$(2.68)	$63.85	29.55%	$481,925	0.94%	0.94%	1.69%	2%
$(1.01)	$(2.56)	$–	$(3.57)	$51.30	15.52%	$393,011	0.95%	0.95%	1.90%	2%
$(0.81)	$(0.82)	$–	$(1.63)	$47.71	(8.91)%	$378,784	0.95%	0.95%	1.57%	10%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%
$(0.58)	$(1.88)	$–	$(2.46)	$43.93	(5.88)%	$352,567	0.96%	0.96%	1.37%	9%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class C:
Year ended December 31, 2024	$39.65	$0.41	$10.95	$11.36
Year ended December 31, 2023	$37.44	$0.43	$4.83	$5.26
Year ended December 31, 2022	$42.70	$0.31	$(4.42)	$(4.11)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Year ended December 31, 2020	$39.91	$0.19	$(2.88)	$(2.69)
Davis Financial Fund Class Y:
Year ended December 31, 2024	$53.41	$1.18	$14.82	$16.00
Year ended December 31, 2023	$49.56	$1.07	$6.50	$7.57
Year ended December 31, 2022	$56.24	$0.94	$(5.84)	$(4.90)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Year ended December 31, 2020	$51.04	$0.65	$(3.60)	$(2.95)
Davis Balanced Fund Class A:
Year ended December 31, 2024	$54.48	$0.95	$7.69	$8.64
Year ended December 31, 2023	$45.65	$0.77	$9.65	$10.42
Year ended December 31, 2022	$55.56	$0.43	$(9.14)	$(8.71)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Year ended December 31, 2020	$42.70	$0.32	$1.64	$1.96
Davis Balanced Fund Class C:
Year ended December 31, 2024	$54.30	$0.48	$7.67	$8.15
Year ended December 31, 2023	$45.51	$0.39	$9.61	$10.00
Year ended December 31, 2022	$55.46	$0.06	$(9.10)	$(9.04)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Year ended December 31, 2020	$42.82	$0.03	$1.64	$1.67
Davis Balanced Fund Class Y:
Year ended December 31, 2024	$54.72	$1.16	$7.71	$8.87
Year ended December 31, 2023	$45.85	$0.93	$9.69	$10.62
Year ended December 31, 2022	$55.80	$0.59	$(9.18)	$(8.59)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61
Year ended December 31, 2020	$42.89	$0.45	$1.64	$2.09
Davis Real Estate Fund Class A:
Year ended December 31, 2024	$41.67	$0.94	$1.07	$2.01
Year ended December 31, 2023	$38.64	$0.89	$3.08	$3.97
Year ended December 31, 2022	$55.53	$0.77	$(15.60)	$(14.83)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Year ended December 31, 2020	$43.59	$0.49	$(4.15)	$(3.66)
Davis Real Estate Fund Class C:
Year ended December 31, 2024	$41.67	$0.66	$1.02	$1.68
Year ended December 31, 2023	$38.64	$0.60	$3.08	$3.68
Year ended December 31, 2022	$55.51	$0.40	$(15.58)	$(15.18)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48
Year ended December 31, 2020	$43.57	$0.24	$(4.18)	$(3.94)

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.42)	$(1.67)	$–	$(2.09)	$48.92	28.52%	$39,875	1.74%	1.74%	0.89%	2%
$(0.49)	$(2.56)	$–	$(3.05)	$39.65	14.61%	$44,784	1.74%	1.74%	1.11%	2%
$(0.33)	$(0.82)	$–	$(1.15)	$37.44	(9.61)%	$60,375	1.73%	1.73%	0.79%	10%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%
$(0.22)	$(1.88)	$–	$(2.10)	$35.12	(6.61)%	$66,095	1.75%	1.75%	0.58%	9%

$(1.19)	$(1.67)	$–	$(2.86)	$66.55	29.83%	$490,580	0.71%	0.71%	1.92%	2%
$(1.16)	$(2.56)	$–	$(3.72)	$53.41	15.79%	$368,515	0.73%	0.73%	2.12%	2%
$(0.96)	$(0.82)	$–	$(1.78)	$49.56	(8.70)%	$404,375	0.72%	0.72%	1.80%	10%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%
$(0.69)	$(1.88)	$–	$(2.57)	$45.52	(5.67)%	$347,683	0.74%	0.74%	1.59%	9%

$(0.95)	$(3.37)	$–	$(4.32)	$58.80	15.86%	$131,134	0.98%	0.98%	1.61%	20%
$(0.78)	$(0.81)	$–	$(1.59)	$54.48	22.98%	$119,934	1.00%	1.00%	1.55%	15%
$(0.50)	$(0.70)	$–	$(1.20)	$45.65	(15.64)%	$104,140	1.00%	1.00%	0.88%	9%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%
$(0.34)	$–	$–	$(0.34)	$44.32	4.75%	$105,201	1.02%	1.02%	0.82%	5%

$(0.48)	$(3.37)	$–	$(3.85)	$58.60	15.00%	$2,784	1.97%	1.75%	0.84%	20%
$(0.40)	$(0.81)	$–	$(1.21)	$54.30	22.05%	$2,562	1.99%	1.75%	0.80%	15%
$(0.21)	$(0.70)	$–	$(0.91)	$45.51	(16.28)%	$2,179	1.97%	1.75%	0.13%	9%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%
$(0.04)	$–	$–	$(0.04)	$44.45	3.93%	$4,620	1.87%	1.79%	0.05%	5%

$(1.14)	$(3.37)	$–	$(4.51)	$59.08	16.23%	$117,784	0.67%	0.67%	1.92%	20%
$(0.94)	$(0.81)	$–	$(1.75)	$54.72	23.35%	$97,842	0.68%	0.68%	1.87%	15%
$(0.66)	$(0.70)	$–	$(1.36)	$45.85	(15.37)%	$78,348	0.68%	0.68%	1.20%	9%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%
$(0.47)	$–	$–	$(0.47)	$44.51	5.08%	$73,018	0.69%	0.69%	1.15%	5%

$(0.81)	$(0.84)	$–	$(1.65)	$42.03	4.89%	$80,499	1.02%	1.00%	2.23%	16%
$(0.94)	$–	$–	$(0.94)	$41.67	10.46%	$84,350	1.00%	1.00%	2.26%	14%
$(0.74)	$(1.32)	$–	$(2.06)	$38.64	(26.74)%	$99,332	0.95%	0.95%	1.65%	22%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%
$(0.57)	$(0.13)	$–	$(0.70)	$39.23	(8.23)%	$118,502	0.97%	0.97%	1.34%	18%

$(0.50)	$(0.84)	$–	$(1.34)	$42.01	4.09%	$764	2.13%	1.75%	1.48%	16%
$(0.65)	$–	$–	$(0.65)	$41.67	9.60%	$1,711	2.00%	1.75%	1.51%	14%
$(0.37)	$(1.32)	$–	$(1.69)	$38.64	(27.32)%	$2,277	1.93%	1.75%	0.85%	22%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%
$(0.27)	$(0.13)	$–	$(0.40)	$39.23	(8.99)%	$3,578	1.89%	1.79%	0.52%	18%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class Y:
Year ended December 31, 2024	$42.28	$1.06	$1.10	$2.16
Year ended December 31, 2023	$39.20	$0.97	$3.16	$4.13
Year ended December 31, 2022	$56.31	$0.88	$(15.81)	$(14.93)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23
Year ended December 31, 2020	$44.21	$0.59	$(4.24)	$(3.65)

a	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.94)	$(0.84)	$–	$(1.78)	$42.66	5.17%	$69,294	0.74%	0.74%	2.49%	16%
$(1.05)	$–	$–	$(1.05)	$42.28	10.75%	$73,988	0.75%	0.75%	2.51%	14%
$(0.86)	$(1.32)	$–	$(2.18)	$39.20	(26.56)%	$79,048	0.72%	0.72%	1.88%	22%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%
$(0.65)	$(0.13)	$–	$(0.78)	$39.78	(8.11)%	$69,166	0.79%	0.79%	1.52%	18%

e	Less than $0.005 per share.
f	Less than 0.50%.
g
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the year ended December 31, 2024 would have both been 0.58%, for the year ended December 31, 2023 would have both been 0.59%, and for the year ended December 31, 2022 would have been 0.55% and 0.40%, respectively.

h	Less than $0.0005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.
Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Series, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Balanced Fund (formerly Davis Appreciation and Income Fund), and Davis Real Estate Fund (each a series of Davis Series, Inc.) (the Funds), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Columbus, Ohio
February 21, 2025

DAVIS SERIES, INC.
Federal Income Tax Information (Unaudited)

In early 2025, shareholders received information regarding all dividends and distributions paid to them by the Funds during the calendar year 2024. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2024 with their 2024 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the calendar year ended December 31, 2024, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, qualified business income deduction, and long-term capital gain distributions.

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

Income dividends	$6,571,912	$560,086	$4,548,910	$16,780,442	$4,300,670	$3,137,665
Income qualifying for corporate dividends-received deduction	$6,571,912 100%	$–	$–	$13,834,159 82%	$2,219,543 52%	$–
Qualified dividend income	$6,571,912 100%	$–	$–	$16,780,442 100%	$3,343,182 78%	$54,809 2%
Section 199A - Qualified business income deduction	$–	$–	$–	$–	$–	$3,082,856 98%
Long-term capital gain distributions**	$74,771,254	$–	$–	$25,028,673	$13,764,180	$2,916,207

**
Davis Opportunity Fund and Davis Financial Fund designated long-term capital gain distributions in the amount of $79,436,292 and $27,532,057, respectively. The Funds utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes (in shares) of shareholders are listed below.

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
PROPOSAL
Election of Directors

Francisco Borges
For (in shares)	7,541,047	2,375,237	75,960,047	10,875,756	3,351,277	2,219,623
Withheld (in shares)	243,254	11,511	1,661,398	197,637	66,605	57,983
Andrew Davis
For	7,544,735	2,375,237	74,470,907	10,876,823	3,357,357	2,237,797
Withheld	239,566	11,511	3,150,538	196,570	60,526	39,809
Christopher Davis
For	7,546,629	2,375,237	74,470,907	10,879,164	3,358,616	2,237,130
Withheld	237,672	11,511	3,150,538	194,229	59,267	40,476
John S. Gates, Jr.
For	7,545,012	2,375,237	74,430,740	10,871,460	3,350,977	2,219,972
Withheld	239,289	11,511	3,190,704	201,933	66,905	57,634
Thomas S. Gayner
For	6,071,935	2,363,263	74,227,219	8,324,358	2,977,702	1,810,192
Withheld	1,712,367	23,485	3,394,226	2,749,036	440,181	467,414
Samuel H. Iapalucci
For	7,539,751	2,375,237	74,470,907	10,867,563	3,351,976	2,222,856
Withheld	244,550	11,511	3,150,538	205,830	65,906	54,750
Katherine MacWilliams
For	7,549,395	2,351,561	75,932,640	10,916,381	3,351,986	2,242,711
Withheld	234,906	35,187	1,688,804	157,012	65,896	34,895
Richard O'Brien
For	7,534,345	2,375,237	75,960,047	10,868,632	3,347,162	2,217,892
Withheld	249,957	11,511	1,661,398	204,761	70,721	59,715
Lara N. Vaughan
For	7,552,358	2,351,561	75,932,640	10,912,860	3,357,125	2,242,711
Withheld	231,944	35,187	1,688,804	160,533	60,757	34,895

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 21, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	February 21, 2025